SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) - 6 months ended Mar. 31, 2026	USD ($)	CNY (¥)
Subsidiary One [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	ZK International Group Co., Ltd.
Registered Location	BVI
Incorporated date	May 13, 2015
Registered capital	$ 50,000
Subsidiary One [Member] | Golden Hill Investment Management Co Ltd [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	5.51%
Subsidiary One [Member] | WANG Guo Lin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	5.92%
Subsidiary Two [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	xSigma Collectibles Limited
Registered Location	BVI
Incorporated date	Jul. 06, 2021
Registered capital	$ 100
Subsidiary Two [Member] | ZK International [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Subsidiary Three [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	XSigma Entertainment Limited
Registered Location	BVI
Incorporated date	Mar. 17, 2021
Registered capital	$ 50,000
Subsidiary Three [Member] | ZK International [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Subsidiary Four [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Waterside Inc. Colorado, United States of America (“Waterside Colorado”)
Registered Location	USA
Incorporated date	Sep. 22, 2022
Subsidiary Four [Member] | ZK International [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Subsidiary Five [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Zhengkang International Hong Kong Limited (“ZK Hong Kong”)
Registered Location	Hong Kong
Incorporated date	Oct. 31, 2025
Subsidiary Five [Member] | Waterside Colorado [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Subsidiary Six [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Shijiazhuang Zhongkang Technology Co.,Ltd (“Zhongkang Technology”)
Registered Location	People’s Republic of China
Incorporated date	Nov. 19, 2025
Registered capital | ¥		¥ 10,000,000
Subsidiary Six [Member] | ZK International [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Subsidiary Seven [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Shenzhen Likang Xinye Equipment Sales Co., Ltd (“Shenzhen Likang Xinye”)
Registered Location	People’s Republic of China
Incorporated date	Feb. 26, 2026
Registered capital | ¥		¥ 5,000,000
Subsidiary Seven [Member] | Zhongkang Technology [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%